Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) $ in Millions	9 Months Ended
Sep. 30, 2021 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Contracts, Beginning of Year	$ (53)
Acquisition	(14)
Fair Value of Contracts Realized During the Period	725
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Period	(951)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	1
Fair Value of Contracts, End of Period	$ (292)